Intangible assets - Changes in intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Changes in intangible assets [Line Items]
Beginning balance	₩ 5,644,782		₩ 5,480,619
Acquisition	688,103		457,150
Business combination (Note 47)	4,425		13,851
Disposal and Write-off	(237,568)		(8,409)
Amounts transferred from(to) property and equipment	(6,916)		(3,676)
Impairment	(2,762)	[1]	(34,544)	[2]
Amortization	(298,609)	[3]	(262,880)	[4]
Effects of changes in foreign exchange rate	16,381		2,671
Ending balance	5,807,836		5,644,782
Goodwill
Changes in intangible assets [Line Items]
Beginning balance	4,670,134		4,689,792
Acquisition	0		0
Business combination (Note 47)	0		13,851
Disposal and Write-off	0		0
Amounts transferred from(to) property and equipment	0		0
Impairment	(2,258)	[1]	(33,509)	[2]
Amortization	0	[3]	0	[4]
Effects of changes in foreign exchange rate	16,026		0
Ending balance	4,683,902		4,670,134
Software
Changes in intangible assets [Line Items]
Beginning balance	192,582		144,535
Acquisition	143,766		103,929
Business combination (Note 47)	1,472		0
Disposal and Write-off	(253)		(2,341)
Amounts transferred from(to) property and equipment	0		0
Impairment	0	[1]	0	[2]
Amortization	(74,916)	[3]	(55,531)	[4]
Effects of changes in foreign exchange rate	690		1,990
Ending balance	263,341		192,582
Development cost
Changes in intangible assets [Line Items]
Beginning balance	229,148		183,592
Acquisition	332,826		127,993
Business combination (Note 47)	2,638		0
Disposal and Write-off	(434)		(719)
Amounts transferred from(to) property and equipment	(6,337)		(3,676)
Impairment	(702)	[1]	(270)	[2]
Amortization	(102,849)	[3]	(77,734)	[4]
Effects of changes in foreign exchange rate	(6)		(38)
Ending balance	454,284		229,148
Others
Changes in intangible assets [Line Items]
Beginning balance	552,918		462,700
Acquisition	211,511		225,228
Business combination (Note 47)	315		0
Disposal and Write-off	(236,881)		(5,349)
Amounts transferred from(to) property and equipment	(579)		0
Impairment	198	[1]	(765)	[2]
Amortization	(120,844)	[3]	(129,615)	[4]
Effects of changes in foreign exchange rate	(329)		719
Ending balance	₩ 406,309		₩ 552,918

[1]	Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia’s cash-generating unit, the Group’s interests of the carrying amount exceeding the recoverable amount of the cash-generating unit was recognized as an impairment loss for W 2,258 million. This is attributable to the continued high prices caused by the prolonged crisis in Ukraine in 2022, the local and global economic downturn, and the increase in the discount rate due to the global high interest rate economic phenomenon, and recoverable amount decreased by W 1,569 million compared to the previous year. The amount of impairment loss recognized is included in the non-operating expenses, the line item of the consolidated statement of comprehensive income.
[2]	Goodwill impairment has occurred at Shinhan Bank Indonesia within the banking sector and PT Shinhan Sekuritas Indonesia within the securities sector among the cash-generating units. After the impairment test for goodwill of Shinhan Bank Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is

~~W~~

32,396 million, the Group has recognized

~~W~~

32,072 million as an impairment of goodwill which is
99
% of the Group’s total stake. After the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, among the carrying value exceeding recoverable amount of cash-generating unit, which is

~~W~~

2,595 million, the Group has recognized

~~W~~

2,569 million as an impairment of goodwill which is
99
% of the Group’s total stake. This has occurred as a result of the persistent low-interest
rate in Indonesia, the impact of
COVID-19,
and the decrease in the recoverable amount due to increased provisions of corporate borrowers. For the year ended December 31, 2021, the decrease in the asset’s recoverable amount in comparison to the previous year is

~~W~~

56,587 million and

~~W~~

8,715 million, respectively. The amount of goodwill impairment recognized is included in the non-operating
expenses of the consolidated statement of comprehensive income.
[3]	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.
[4]	Included in general administrative expense and other operating income(expense) of the consolidated statements of comprehensive income.